UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 1, 2021 - June 30, 2022

Courtney R. Taylor

Capital Group Private Client Services Funds

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

FORM N-PX

ICA File Number:  811-22349

Registrant Name:  Capital Group Private Client Services Funds

Reporting Period:  07/01/2021 - 06/30/2022

Capital Group Core Municipal Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Capital Group Short-Term Municipal Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Capital Group California Core Municipal Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Capital Group California Short-Term Municipal Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Capital Group Core Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

(Registrant)

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: August 29, 2022